Investments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Investments [Line Items]
Amortized cost of fixed-maturity securities with rights to call or prepay without penalty	$ 190,302
Carrying value of investments held on deposit with various insurance departments and in other trusts	1,650	1,668
Available-for-sale investment holdings that were in an unrealized loss position for fixed-maturity securities	79	10
Unrealized gain loss on investment grade securities	9,771	501
External Credit Rating, Investment Grade
Schedule of Investments [Line Items]
Unrealized gain loss on investment grade securities	$ 9,524	$ 325
Percentage of unrealized loss	97.50%	64.90%